GUARANTEE LIABILITIES - Movement of CECL Liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Beginning balance of the period	¥ 179
Provision for/(reversal of) credit losses	(1,770)	¥ (94)	¥ (29,272)
Ending balance of the period		179
Guarantee liabilities - contingent
Beginning balance of the period	133	2,269	702,952
Guarantee liabilities settled			(68,578)
Guarantee liabilities released to Webank			(630,733)
Provision for/(reversal of) credit losses	¥ (133)	(2,136)	(1,372)
Ending balance of the period		¥ 133	¥ 2,269